Additional Financial Information - Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Paid
Interest, net of amounts capitalized	$ 4,408	$ 4,369	$ 4,085
Income taxes, net of amounts refunded	2,213	4,432	9,577
Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement non-current receivables	(509)	(579)	(3,303)
Other, net	728	1,255	204
Other, net Cash Flows from Operating Activities	219	676	(3,099)
Other, net Cash Flows from Financing Activities
Net debt related costs	(141)	(3,599)	(1,991)
Change in short-term obligations, excluding current maturities	(790)	(170)	(149)
Other, net	(893)	(670)	(765)
Other, net Cash Flows from Financing Activities	$ (1,824)	$ (4,439)	$ (2,905)